Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Auto Services Group Limited (“SunCar”) was incorporated under the laws of the British Virgin Islands (“BVI”) on September 19, 2012 and continued in the Cayman Islands in accordance with applicable laws.

On May 23, 2022, SunCar entered into the Agreement and Plan of Merger (“Merger Agreement”) with Goldenbridge Acquisition Limited (“Goldenbridge”), SunCar Technology Group Inc. (“SunCar Technology”, or the “Company”), and SunCar Technology Global Inc (the “Merger Sub”), a Cayman Islands exempted company and wholly owned subsidiary of SunCar Technology.

Pursuant to the Merger Agreement, at the closing of the transactions (the “Business Combination”, or the “Transaction”) contemplated by the Merger Agreement (the “Closing”), (i) Goldenbridge was merged with and into SunCar Technology, the separate corporate existence of Goldenbridge ceasing and SunCar Technology continuing as the surviving corporation; (ii) the Merger Sub was merged with and into SunCar, the Merger Sub ceasing and SunCar continuing as the surviving company.

The Company, through its wholly-owned subsidiaries (collectively, the “Group”) primarily engages in providing auto service, auto eInsurance service and technology service in the People’s Republic of China (“PRC” or “China”).

Sun Car Online Insurance Agency Co., Ltd. (“SunCar Online”) was incorporated under the laws of PRC on December 5, 2007, and along with its subsidiaries, are the Group’s main operating entities in China.

Prior to March 2022, the Group also engaged in the business of financial leasing through its subsidiaries, Shengda Automobile Service Group Co. Limited (“Shengda Group”). During the year ended December 31, 2021, the Group reached a resolution to dispose Shengda Group. On March 1, 2022, the Group transferred the total equity of Shengda Group, to a related party at a nominal consideration of RMB1, for the purpose of focusing on providing auto service and auto eInsurance service (See Note 3 Discontinued Operations). As of December 31, 2022, the disposal of Shengda Group was completed.

Reverse recapitalization

On May 17, 2023 (the “Closing Date”), Goldenbridge and SunCar Technology consummated the closing of the Transaction of Goldenbridge and SunCar Technology, following the approval at a Special Meeting of the shareholders on April 14, 2023. Following the consummation of the Transaction, Goldenbridge as a wholly-owned subsidiary of SunCar Technology and the outstanding shares of Goldenbridge being converted into the right to receive shares of SunCar Technology, the combined company will retain the SunCar Technology name.

SunCar was determined to be the accounting acquirer given it effectively controlled the combined entity after the Transaction. The Transaction is not a business combination because Goldenbridge was not a business. The Transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by SunCar for the net monetary assets of the Company, accompanied by a recapitalization. SunCar is determined as the accounting acquirer and the historical financial statements of SunCar became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the Ordinary Shares and Convertible Preferred Shares of SunCar that were issued and outstanding immediately prior to the Transaction were cancelled and converted into an aggregate of 31,971,435 Class A ordinary shares and 49,628,565 Class B ordinary shares, which has been restated retrospectively to reflect the equity structure of the Company. Net loss per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares changed from $0.00005 to $0.0001, the difference of $3 was adjusted retrospectively as in addition paid-in capital as of December 31, 2022. The consolidated statements of changes in shareholders’ equity for the years ended December 31, 2021, 2022 and 2023 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was adjusted retrospectively from 418,668,614 to 81,600,000 (including 1,600,000 Earnout Shares, See Note 15) for the years ended December 31, 2021, 2022.

The net loss per share before and after the retrospective adjustments are as follows.

	For the years ended December 31,
	2021		2022
	Before adjustment	After adjustment	Before adjustment	After adjustment

Net income (loss) from continuing operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$0.01	$0.05	$(0.03)	$(0.07)

Net loss from discontinued operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.12)	$(0.34)	$-	$(0.01)

Net income attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.11)	$(0.29)	$(0.03)	$(0.08)

As of December 31, 2023, SunCar’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”)	April 26, 2018	PRC	100.00%	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”)	June 8, 2013	PRC	84.89%	Auto service
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”)	December 5, 2007	PRC	56.51%	Auto eInsurance service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”)	November 22, 2012	PRC	100.00%	Holding company
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”)	June 11, 2009	PRC	100.00%	Technology services